Supplement to
Fidelity's Targeted International Equity Funds®
February 24, 2009
Prospectus

Fidelity® Europe Fund, Fidelity Japan Fund, and Fidelity Southeast Asia Fund are comprised of multiple classes of shares. References to each fund are deemed to include class where applicable.

The following information replaces the introductory paragraph found under the heading "Fee Table" on page 14.

The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of a fund. The following fees and expenses are based on the average net assets during the fund's most recent fiscal year. To the extent that current net assets are less or greater than the average during the most recent fiscal year, total annual operating expenses for the current fiscal year may be higher or lower than the information presented.

The following information supplements the "Total annual fund operating expenses" line for Europe, Japan, and Southeast Asia in the Fee Table found in the "Fund Summary" section beginning on page 15.

Effective October 1, 2009, FMR has voluntarily agreed to reimburse Europe, Japan, and Southeast Asia to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 1.25%. These arrangements may be discontinued by FMR at any time.

Effective September 14, 2009, the following information replaces the "Minimums" table found in the "Buying and Selling Shares" section on page 24.

Minimums
Initial Purchase	$2,500
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500
Through regular investment plans in Fidelity Traditional IRAs, Roth IRAs, and Rollover IRAsA	$200
Balance	$2,000
For Fidelity Simplified Employee Pension-IRA and Keogh accounts, and Non-Fidelity Prototype Retirement accounts	$500

A Requires monthly purchases of $200 until fund balance is $2,500 worth of shares.

Effective September 14, 2009, the following information replaces the similar information found in the "Buying and Selling Shares" section beginning on page 24.

TIF-09-05 October 13, 2009
1.483702.166

There is no minimum balance or initial purchase minimum for investments through Portfolio Advisory Services, a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, certain Fidelity retirement accounts funded through salary deduction, or fund positions opened with the proceeds of distributions from such retirement accounts, or a Fidelity systematic withdrawal service. In addition, each fund may waive or lower purchase minimums in other circumstances.

The following information replaces the similar information found in the "Selling Shares" section on page 27.

A signature guarantee is designed to protect you and Fidelity from fraud. If you hold your shares in a Fidelity mutual fund account and submit your request to Fidelity by mail, Fidelity may require that your request be made in writing and include a signature guarantee in certain circumstances, such as:

  You wish to sell more than $100,000 worth of shares;
  When the address on your account (record address) has changed within the last 15 days, or you are requesting that a check be mailed to a different address than the record address;
  You are requesting that redemption proceeds be paid to someone other than the account owner; or
  In certain situations when the redemption proceeds are being transferred to a Fidelity mutual fund account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker (including Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

The following information replaces similar information found in the "Fund Management" section beginning on page 30.

FMR Co., Inc. (FMRC) serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, and Fidelity Nordic Fund. FMRC may provide investment advisory services for Fidelity China Region Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Pacific Basin Fund, and Fidelity Southeast Asia Fund.

  FMR H.K., at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity China Region Fund and Fidelity Southeast Asia Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Canada Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Pacific Basin Fund.
  FIL Investment Advisors (U.K.) Ltd. (FIIA(U.K.)L), at Oakhill House, 130 Tonbridge Road, Hildenborough, TN11 9DZ, England, serves as a sub-adviser for each fund. As of June 30, 2009, FIIA(U.K.)L had approximately $5.3 billion in discretionary assets under management. FIIA(U.K.)L may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.
  FIJ, at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for each fund. As of June 30, 2009, FIJ had approximately $32.8 billion in discretionary assets under management. Currently, FIJ has day-to-day responsibility for choosing investments for Fidelity Japan Fund, Fidelity Japan Smaller Companies Fund, and Fidelity Pacific Basin Fund. FIJ may provide investment research and advice on issuers based outside the United States for Fidelity Canada Fund, Fidelity China Region Fund, Fidelity Emerging Markets Fund, Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, Fidelity Latin America Fund, Fidelity Nordic Fund, and Fidelity Southeast Asia Fund, and may also provide investment advisory services for Fidelity China Region Fund, Fidelity Emerging Markets Fund, and Fidelity Southeast Asia Fund.

The following information replaces the biographical information for Jessica Tan found in the "Fund Management" section on page 30.

Colin Chickles is manager of Fidelity Southeast Asia Fund, which he has managed since October 2009. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

Ronald Port no longer serves as Portfolio Manager of Nordic. All references to Mr. Port in the "Fund Management" section beginning on page 30 are no longer applicable.

The following information replaces similar information for Ms. Reilly in the "Fund Management" section on page 31.

Melissa Reilly is manager of Fidelity Europe Fund, Fidelity Europe Capital Appreciation Fund, and Fidelity Nordic Fund, which she has managed since November 2008, May 2007, and May 2009, respectively. She also manages other Fidelity funds. Prior to joining Fidelity Investments in 2004, Ms. Reilly worked for Putnam Investments as a research analyst, senior vice president and portfolio manager from 1999 until 2004.

Supplement to the

Fidelity® Emerging Europe, Middle East, Africa (EMEA) Fund, Fidelity Emerging Markets Fund,
Fidelity Latin America Fund, and Fidelity Southeast Asia Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

February 24, 2009

Fidelity Southeast Asia Fund is comprised of multiple classes of shares. References to the fund are deemed to include class where applicable.

Effective October 1, 2009, Colin Chickles replaced Jess Tan as manager of Southeast Asia. All references to Jess Tan in the "Management Contract" section beginning on page 38 are no longer applicable.

The following information replaces similar information for Brent Bottamini found in the "Management Contract" section beginning on page 38. All references to Mr. Bottamini are no longer applicable.

Adam Kutas is the portfolio manager of Latin America and receives compensation for his services. As of February 28, 2009, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, in certain cases, participation in several types of equity-based compensation plans, and, if applicable, relocation plan benefits. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index, and (ii) the investment performance of other FMR emerging market funds and accounts. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of Latin America is based on the fund's pre-tax investment performance measured against the MSCI Emerging Markets - Latin America Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, FMR's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services. If requested to relocate their primary residence, portfolio managers also may be eligible to receive benefits, such as home sale assistance and payment of certain moving expenses, under relocation plans for most full-time employees of FMR LLC and its affiliates.

The portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.

EMEB-09-03 October 13, 2009
1.881199.103

The following table provides information relating to other accounts managed by Mr. Kutas as of February 28, 2009:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 2,092	none	$ 52
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Latin America ($1,952 (in millions) assets managed).

As of February 28, 2009, the dollar range of shares of Latin America beneficially owned by Mr. Kutas was none.

Supplement to the
Fidelity® Europe Fund
Class F
May 18, 2009
Prospectus

The following information supplements the "Total annual class operating expenses" line in the Fee Table found in the "Fund Summary" section on page 6.

Effective October 1, 2009, FMR has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

EUR-F-09-01 October 13, 2009
1.903241.100

Supplement to the
Fidelity® Japan Fund
Class F
May 18, 2009
Prospectus

The following information supplements the "Total annual class operating expenses" line in the Fee Table found in the "Fund Summary" section on page 5.

Effective October 1, 2009, FMR has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

JPN-F-09-01 October 13, 2009
1.903239.100

Supplement to the
Fidelity® Southeast Asia Fund
Class F
May 18, 2009
Prospectus

The following information supplements the "Total annual class operating expenses" line in the Fee Table found in the "Fund Summary" section on page 6.

Effective October 1, 2009, FMR has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

The following information replaces similar information found in the "Fund Management" section on page 17.

  Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), at 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for the fund. FMR H.K. was organized in 2008 to provide investment research and advice on issuers based outside the United States. Currently, FMR H.K. has day-to-day responsibility for choosing investments for the fund.
  Fidelity Investments Japan Limited (FIJ), at Shiroyama Trust Tower, 4-3-1 Toranomon Minato-ku, Tokyo 105-6019, Japan, serves as a sub-adviser for the fund. As of June 30, 2008, FIJ had approximately $44 billion in discretionary assets under management. FIJ may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

Effective October 1, 2009, the following information replaces the biographical information for Jessica Tan found in the "Fund Management" section on page 18.

Colin Chickles is manager of Southeast Asia, which he has managed since October 2009. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

SEA-F-09-02 October 13, 2009
1.903240.101

Supplement to the

Fidelity® Diversified International Fund, Fidelity Europe Fund, Fidelity Japan Fund,
Fidelity Overseas Fund, Fidelity Series Emerging Markets Fund, and Fidelity Southeast Asia Fund

Funds of Fidelity Investment Trust

Class F

STATEMENT OF ADDITIONAL INFORMATION

May 18, 2009

Effective October 1, 2009, Colin Chickles replaced Jess Tan as manager of Fidelity Southeast Asia Fund. All references to Jess Tan in the "Management Contracts" section beginning on page 37 are no longer applicable.

Effective August 17, 2009, Colin Chickles no longer serves as a co-manager of Fidelity Series Emerging Markets Fund. All references to Mr. Chickles in the "Management Contracts" section beginning on page 37 are no longer applicable.

F-COM10B-09-02 October 13, 2009
1.902959.101